                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian J. Feltzin
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Brian J. Feltzin          Chicago, Illinois   February 13, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              13
                                        --------------------

Form 13F Information Table Value Total:         278,041
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2       COLUMN 3 COLUMN        COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
                                                      4
------------------------ -------------- --------- -------- ----------------------  ------------ ---------- -----------------------
                             TITLE                  VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER           OF CLASS       CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------ --------------  --------- -------- --------- ----- ------ ------------ ---------- ------ --------- ------
BIOSANTE PHARMACEUTICALS
 INC                         COM NEW     09065V203    2,012   532,171  SH             OTHER        *                532,171
CPI CORP                       COM       125902106   11,884   504,637  SH             OTHER        *                504,637
DEAN FOODS CO NEW              COM       242370104   22,173   857,410  SH             OTHER                         857,410
H & R BLOCK INC                COM       093671105   28,955 1,559,211  SH             OTHER        *              1,559,211
KOHLS CORP                     COM       500255104   16,030   350,000  SH             OTHER        *                350,000
KRAFT FOODS INC               CL A       50075N104   47,653 1,460,400  SH             OTHER        *              1,460,400
KRAFT FOODS INC               CALL       50075N104   19,252   590,000  SH    CALL     OTHER                         590,000
LANCE INC                      COM       514606102   19,003   930,618  SH             OTHER        *                930,618
MAXIMUS INC                    COM       577933104   36,958   957,220  SH             OTHER        *                957,220
MINERALS TECHNOLOGIES
 INC                           COM       603158106   29,328   438,065  SH             OTHER        *                438,065
MOHAWK INDS INC                COM       608190104   26,267   353,055  SH             OTHER        *                353,055
SAIC INC                       COM       78390X101   13,022   647,200  SH             OTHER        *                647,200
STARWOOD HOTELS&RESORTS
 WRLD                          COM       85590A401    5,504   125,000  SH             OTHER        *                125,000

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.